Segment Information - Summary of Operating Segments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	R$ 380,981	R$ 244,382	R$ 159,270
Cost of sales	(80,745)	(58,517)	(41,324)
Gross profit	300,236	185,865	117,946
Selling expenses	(113,270)	(65,314)	(40,317)
Segment profit	186,966	120,551	77,629
General and administrative expenses	(129,754)	(48,931)	(32,650)
Other income (expenses), net	4,856	3,299	3,606
Operating profit	62,068	74,919	48,585
Finance income	36,618	12,531	47,167
Finance costs	(198,795)	(20,389)	(1,803)
Share of loss of equity-accounted investees	(792)	(705)	(1,111)
Profit (loss) before income taxes	(100,901)	66,356	92,838
Income taxes (income) expense	17,985	(22,716)	(18,443)
Profit (loss) for the year	(82,916)	43,640	74,395
Total assets	1,334,878	430,409
Total liabilities	264,994	124,674
Other disclosures
Revenue	380,981	244,382	159,270
Cost of sales	(80,745)	(58,517)	(41,324)
Gross profit	300,236	185,865	117,946
Selling expenses	(113,270)	(65,314)	(40,317)
Segment profit	186,966	120,551	77,629
General and administrative expenses	(129,754)	(48,931)	(32,650)
Other income (expenses), net	4,856	3,299	3,606
Operating profit	62,068	74,919	48,585
Finance income	36,618	12,531	47,167
Finance costs	(198,795)	(20,389)	(1,803)
Share of loss of equity-accounted investees	(792)	(705)	(1,111)
Profit (loss) before income taxes	(100,901)	66,356	92,838
Income taxes (income) expense	17,985	(22,716)	(18,443)
Profit (loss) for the year	(82,916)	43,640	74,395
Total assets	1,334,878	430,409
Total liabilities	264,994	124,674
Depreciation and amortization	19,594	14,288	5,757
Investments in associates and joint ventures	11,862	12,654	45,774	R$ 32,165
Capital expenditures	36,257	11,383	7,154
Reportable segments [member]
Disclosure of operating segments [line items]
Revenue	380,981	244,382	159,270
Cost of sales	(80,745)	(58,517)	(41,324)
Gross profit	300,236	185,865	117,946
Selling expenses	(113,270)	(65,314)	(40,317)
Segment profit	186,966	120,551	77,629
Total assets	1,335,113	432,979
Total liabilities	265,229	127,244
Other disclosures
Revenue	380,981	244,382	159,270
Cost of sales	(80,745)	(58,517)	(41,324)
Gross profit	300,236	185,865	117,946
Selling expenses	(113,270)	(65,314)	(40,317)
Segment profit	186,966	120,551	77,629
Total assets	1,335,113	432,979
Total liabilities	265,229	127,244
Depreciation and amortization	19,594	14,288	5,757
Investments in associates and joint ventures	11,862	12,654
Capital expenditures	36,257	11,383	7,154
Reportable segments [member] | Core segments [member]
Disclosure of operating segments [line items]
Revenue	303,031	218,957	159,270
Cost of sales	(70,903)	(54,317)	(41,324)
Gross profit	232,128	164,640	117,946
Selling expenses	(87,186)	(56,318)	(40,317)
Segment profit	144,942	108,322	77,629
Total assets	1,273,107	408,321
Total liabilities	254,744	118,304
Other disclosures
Revenue	303,031	218,957	159,270
Cost of sales	(70,903)	(54,317)	(41,324)
Gross profit	232,128	164,640	117,946
Selling expenses	(87,186)	(56,318)	(40,317)
Segment profit	144,942	108,322	77,629
Total assets	1,273,107	408,321
Total liabilities	254,744	118,304
Depreciation and amortization	17,997	12,650	5,757
Investments in associates and joint ventures	11,862	12,654
Capital expenditures	28,165	7,183	R$ 7,154
Reportable segments [member] | Supplemental segments [member]
Disclosure of operating segments [line items]
Revenue	77,950	25,425
Cost of sales	(9,842)	(4,200)
Gross profit	68,108	21,225
Selling expenses	(26,084)	(8,996)
Segment profit	42,024	12,229
Total assets	62,006	24,658
Total liabilities	10,485	8,940
Other disclosures
Revenue	77,950	25,425
Cost of sales	(9,842)	(4,200)
Gross profit	68,108	21,225
Selling expenses	(26,084)	(8,996)
Segment profit	42,024	12,229
Total assets	62,006	24,658
Total liabilities	10,485	8,940
Depreciation and amortization	1,597	1,638
Capital expenditures	8,092	4,200
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Total assets	(235)	(2,570)
Total liabilities	(235)	(2,570)
Other disclosures
Total assets	(235)	(2,570)
Total liabilities	R$ (235)	R$ (2,570)